Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits (Textual)
Minimum retirement saving interest rate (as a percent)	1.00%	1.25%	1.75%
Weighted average duration of defined benefit obligation	20 years 10 months 25 days	21 years 8 months 12 days